Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Maximum Contracted Future Annual Charter Hire Receivable Before Allowance for Any Off-Hire periods

The maximum contracted future annual charter hire receivable (not allowing for any offhire and assuming expiry at the midpoint between the earliest and latest possible end dates) for the fleet of 17 vessels as at December 31, 2013 is as follows:

Year ending December 31,	Fleet as at December 31, 2013
2014	137,632
2015	135,952
2016	135,013
2017	107,811
2018	82,034
Thereafter	313,698

$912,140